CONDENSED CONSOLIDATED STATEMENT OF FINANCIAL POSITION (UNAUDITED) - USD ($) $ in Thousands	Mar. 31, 2023	Dec. 31, 2022
Non-current assets
Property, plant and equipment	$ 2,116,820	$ 2,075,441
Right of use assets	964,621	963,993
Goodwill	758,571	760,328
Other intangible assets	1,047,835	1,053,296
Fair value through other comprehensive income financial assets	10	10
Deferred income tax assets	89,116	78,394
Derivative financial instrument assets	4,409	6,121
Trade and other receivables	152,642	130,347
Non-current assets	5,134,024	5,067,930
Current assets
Inventories	66,183	74,216
Income tax receivable	1,464	1,174
Trade and other receivables	776,509	663,467
Cash and cash equivalents	515,589	514,078
Current assets	1,359,745	1,252,935
Total assets	6,493,769	6,320,865
Current liabilities
Trade and other payables	687,287	669,149
Provisions for other liabilities and charges	492	483
Derivative financial instrument liabilities	1,067	1,393
Income tax payable	71,749	70,008
Borrowings	351,582	438,114
Lease liabilities	88,469	87,240
Current liabilities	1,200,646	1,266,387
Non-current liabilities
Trade and other payables	2,237	1,459
Borrowings	3,104,401	2,906,288
Lease liabilities	513,534	517,289
Provisions for other liabilities and charges	86,296	84,533
Deferred income tax liabilities	173,024	186,261
Non-current liabilities	3,879,492	3,695,830
Total liabilities	5,080,138	4,962,217
EQUITY
Stated capital	5,385,325	5,311,953
Accumulated losses	(3,308,615)	(3,319,083)
Other reserves	(892,675)	(861,422)
Equity attributable to owners of the Company	1,184,035	1,131,448
Non-controlling interest	229,596	227,200
Total equity	1,413,631	1,358,648
Total liabilities and equity	$ 6,493,769	$ 6,320,865